ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Goods or services received awaiting vendor invoices	$ 3,139	$ 2,045
Land and water fees		1,795
Payroll related	2,532	1,244
Accrued interest on Credit Facility	1,660
Restricted share units expected to be cash settled	352
Other	284	575
Accrued liabilities - current	7,967	5,659
Long term
Payroll related	$ 172	$ 161